SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accounts Receivable (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Accounts Receivable [Line Items]
Billed accounts receivable		$ 17,911	$ 12,845
Unbilled accounts receivable		37,304	11,181
Allowance for credit losses		0	0
Total accounts receivable	$ 85,821	$ 55,215	$ 24,026